Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2017-C38
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C38

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street | Charlotte, NC 28288-0166
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Andy Lindenman	(913) 317-4372
Mortgage Loan Detail (Part 1)	13-15		11501 Outlook Street, Suite 300 | Overland Park, KS 66211
Mortgage Loan Detail (Part 2)	16-18	Asset Representations	Park Bridge Lender Services LLC
		Reviewer & Operating
Principal Prepayment Detail	19	Advisor
Historical Detail	20		David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26
			CMBS Trustee	(302) 636-4140
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001MAA8	1.968000%	32,899,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001MAB6	3.043000%	42,503,000.00	30,299,461.66	696,921.54	76,834.38	0.00	0.00	773,755.92	29,602,540.12	31.27%	30.00%
A-3	95001MAC4	3.090000%	8,575,000.00	8,575,000.00	0.00	22,080.63	0.00	0.00	22,080.63	8,575,000.00	31.27%	30.00%
A-SB	95001MAD2	3.261000%	36,137,000.00	36,137,000.00	0.00	98,202.30	0.00	0.00	98,202.30	36,137,000.00	31.27%	30.00%
A-4	95001MAE0	3.190000%	300,000,000.00	300,000,000.00	0.00	797,500.00	0.00	0.00	797,500.00	300,000,000.00	31.27%	30.00%
A-5	95001MAF7	3.453000%	366,318,000.00	366,318,000.00	0.00	1,054,080.04	0.00	0.00	1,054,080.04	366,318,000.00	31.27%	30.00%
A-S	95001MAG5	3.665000%	119,369,000.00	119,369,000.00	0.00	364,572.82	0.00	0.00	364,572.82	119,369,000.00	20.20%	19.38%
B	95001MAK6	3.917000%	50,556,000.00	50,556,000.00	0.00	165,023.21	0.00	0.00	165,023.21	50,556,000.00	15.51%	14.88%
C	95001MAL4	3.903000%	44,939,000.00	44,939,000.00	0.00	146,164.10	0.00	0.00	146,164.10	44,939,000.00	11.34%	10.88%
D	95001MAP5	3.000000%	49,152,000.00	49,152,000.00	0.00	122,880.00	0.00	0.00	122,880.00	49,152,000.00	6.78%	6.50%
E	95001MAR1	4.331665%	22,470,000.00	22,470,000.00	0.00	81,110.42	0.00	0.00	81,110.42	22,470,000.00	4.69%	4.50%
F	95001MAT7	4.331665%	11,234,000.00	11,234,000.00	0.00	40,551.60	0.00	0.00	40,551.60	11,234,000.00	3.65%	3.50%
G*	95001MAV2	4.331665%	39,322,437.00	39,322,437.00	0.00	97,589.01	0.00	0.00	97,589.01	39,322,437.00	0.00%	0.00%
V	95001MAX8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001MAZ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Vertical BCC2DT4Q7		4.331665%	31,175,549.65	29,923,988.98	19,339.04	106,786.45	0.00	0.00	126,125.49	29,904,649.94	0.00%	0.00%
RR
Interest
Regular SubTotal			1,154,649,986.65	1,108,295,887.64	716,260.58	3,173,374.96	0.00	0.00	3,889,635.54	1,107,579,627.06

Notional Certificates
X-A	95001MAH3	1.015411%	786,432,000.00	741,329,461.66	0.00	627,294.93	0.00	0.00	627,294.93	740,632,540.12
X-B	95001MAJ9	0.557593%	214,864,000.00	214,864,000.00	0.00	99,838.89	0.00	0.00	99,838.89	214,864,000.00
X-D	95001MAM2	1.331665%	49,152,000.00	49,152,000.00	0.00	54,544.99	0.00	0.00	54,544.99	49,152,000.00
Notional SubTotal			1,050,448,000.00	1,005,345,461.66	0.00	781,678.81	0.00	0.00	781,678.81	1,004,648,540.12

Deal Distribution Total					716,260.58	3,955,053.77	0.00	0.00	4,671,314.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001MAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001MAB6	712.87818883	16.39699645	1.80774016	0.00000000	0.00000000	0.00000000	0.00000000	18.20473661	696.48119239
A-3	95001MAC4	1,000.00000000	0.00000000	2.57500058	0.00000000	0.00000000	0.00000000	0.00000000	2.57500058	1,000.00000000
A-SB	95001MAD2	1,000.00000000	0.00000000	2.71750007	0.00000000	0.00000000	0.00000000	0.00000000	2.71750007	1,000.00000000
A-4	95001MAE0	1,000.00000000	0.00000000	2.65833333	0.00000000	0.00000000	0.00000000	0.00000000	2.65833333	1,000.00000000
A-5	95001MAF7	1,000.00000000	0.00000000	2.87749999	0.00000000	0.00000000	0.00000000	0.00000000	2.87749999	1,000.00000000
A-S	95001MAG5	1,000.00000000	0.00000000	3.05416666	0.00000000	0.00000000	0.00000000	0.00000000	3.05416666	1,000.00000000
B	95001MAK6	1,000.00000000	0.00000000	3.26416667	0.00000000	0.00000000	0.00000000	0.00000000	3.26416667	1,000.00000000
C	95001MAL4	1,000.00000000	0.00000000	3.25250006	0.00000000	0.00000000	0.00000000	0.00000000	3.25250006	1,000.00000000
D	95001MAP5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	95001MAR1	1,000.00000000	0.00000000	3.60972052	0.00000000	0.00000000	0.00000000	0.00000000	3.60972052	1,000.00000000
F	95001MAT7	1,000.00000000	0.00000000	3.60972049	0.00000000	0.00000000	0.00000000	0.00000000	3.60972049	1,000.00000000
G	95001MAV2	1,000.00000000	0.00000000	2.48176404	1.12795679	17.81904616	0.00000000	0.00000000	2.48176404	1,000.00000000
V	95001MAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001MAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Vertical RR	BCC2DT4Q7	959.85441527	0.62032715	3.42532694	0.03947934	0.62367818	0.00000000	0.00000000	4.04565409	959.23408811
Interest

Notional Certificates
X-A	95001MAH3	942.64915677	0.00000000	0.79764675	0.00000000	0.00000000	0.00000000	0.00000000	0.79764675	941.76297521
X-B	95001MAJ9	1,000.00000000	0.00000000	0.46466086	0.00000000	0.00000000	0.00000000	0.00000000	0.46466086	1,000.00000000
X-D	95001MAM2	1,000.00000000	0.00000000	1.10972066	0.00000000	0.00000000	0.00000000	0.00000000	1.10972066	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	76,834.38	0.00	76,834.38	0.00	0.00	0.00	76,834.38	0.00
A-3	11/01/21 - 11/30/21	30	0.00	22,080.63	0.00	22,080.63	0.00	0.00	0.00	22,080.63	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	98,202.30	0.00	98,202.30	0.00	0.00	0.00	98,202.30	0.00
A-4	11/01/21 - 11/30/21	30	0.00	797,500.00	0.00	797,500.00	0.00	0.00	0.00	797,500.00	0.00
A-5	11/01/21 - 11/30/21	30	0.00	1,054,080.04	0.00	1,054,080.04	0.00	0.00	0.00	1,054,080.04	0.00
X-A	11/01/21 - 11/30/21	30	0.00	627,294.93	0.00	627,294.93	0.00	0.00	0.00	627,294.93	0.00
X-B	11/01/21 - 11/30/21	30	0.00	99,838.89	0.00	99,838.89	0.00	0.00	0.00	99,838.89	0.00
X-D	11/01/21 - 11/30/21	30	0.00	54,544.99	0.00	54,544.99	0.00	0.00	0.00	54,544.99	0.00
A-S	11/01/21 - 11/30/21	30	0.00	364,572.82	0.00	364,572.82	0.00	0.00	0.00	364,572.82	0.00
B	11/01/21 - 11/30/21	30	0.00	165,023.21	0.00	165,023.21	0.00	0.00	0.00	165,023.21	0.00
C	11/01/21 - 11/30/21	30	0.00	146,164.10	0.00	146,164.10	0.00	0.00	0.00	146,164.10	0.00
D	11/01/21 - 11/30/21	30	0.00	122,880.00	0.00	122,880.00	0.00	0.00	0.00	122,880.00	0.00
E	11/01/21 - 11/30/21	30	0.00	81,110.42	0.00	81,110.42	0.00	0.00	0.00	81,110.42	0.00
F	11/01/21 - 11/30/21	30	0.00	40,551.60	0.00	40,551.60	0.00	0.00	0.00	40,551.60	0.00
G	11/01/21 - 11/30/21	30	653,973.65	141,943.01	0.00	141,943.01	44,354.01	0.00	0.00	97,589.01	700,688.32
Vertical RR
	11/01/21 - 11/30/21	30	18,147.21	108,017.24	0.00	108,017.24	1,230.79	0.00	0.00	106,786.45	19,443.51
Interest
Totals			672,120.86	4,000,638.56	0.00	4,000,638.56	45,584.80	0.00	0.00	3,955,053.77	720,131.83

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,671,314.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,016,167.64	Master Servicing Fee	7,859.04
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,343.84
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	461.79
ARD Interest	0.00	Operating Advisor Fee	1,251.16
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	323.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,016,167.64	Total Fees	15,529.08

Principal		Expenses/Reimbursements
Scheduled Principal	716,260.58	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	38,084.80
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	716,260.58	Total Expenses/Reimbursements	45,584.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,955,053.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	716,260.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,671,314.35
Total Funds Collected	4,732,428.22	Total Funds Distributed	4,732,428.23

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,108,295,888.19	1,108,295,888.19	Beginning Certificate Balance	1,108,295,887.64
(-) Scheduled Principal Collections	716,260.58	716,260.58	(-) Principal Distributions	716,260.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,107,579,627.61	1,107,579,627.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,108,694,609.62	1,108,694,609.62	Ending Certificate Balance	1,107,579,627.06
Ending Actual Collateral Balance	1,108,045,772.37	1,108,045,772.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.55)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.55)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.33%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	15,602,550.27	1.41%	64	4.9427	NAP	Defeased	3	15,602,550.27	1.41%	64	4.9427	NAP
2,000,000 or less	2	2,504,072.83	0.23%	65	4.9096	1.729152	1.30 or less	20	226,220,472.69	20.42%	53	4.9014	0.873076
2,000,001 to 3,000,000	5	12,174,887.38	1.10%	55	4.9777	1.757965	1.31 to 1.40	8	50,398,189.10	4.55%	63	4.9881	1.354972
3,000,001 to 4,000,000	7	22,745,150.19	2.05%	66	4.9165	1.885008	1.41 to 1.50	5	85,805,901.63	7.75%	62	4.8566	1.454739
4,000,001 to 5,000,000	6	27,342,204.54	2.47%	65	4.6701	1.329006	1.51 to 1.75	12	161,227,205.72	14.56%	65	4.4207	1.671693
5,000,001 to 6,000,000	11	57,327,355.70	5.18%	65	4.5804	1.940829	1.76 to 2.00	7	46,481,538.20	4.20%	65	4.8840	1.910789
6,000,001 to 7,000,000	3	19,001,033.22	1.72%	65	5.0191	1.317834	2.01 to 2.25	5	61,908,497.99	5.59%	64	4.0647	2.111771
7,000,001 to 8,000,000	5	36,287,651.07	3.28%	66	4.9774	1.119043	2.26 to 2.50	5	112,922,000.00	10.20%	66	3.8877	2.403973
8,000,001 to 9,000,000	2	16,444,694.64	1.48%	65	4.8434	1.588631	2.51 to 2.75	3	55,331,643.67	5.00%	66	3.8126	2.714541
9,000,001 to 10,000,000	1	9,284,692.92	0.84%	30	4.8000	0.775700	2.76 to 3.00	4	138,512,970.66	12.51%	66	4.1304	2.896940
10,000,001 to 15,000,000	13	160,147,515.61	14.46%	60	5.0381	1.436553	3.01 or greater	8	153,168,657.68	13.83%	66	3.5801	4.051019
15,000,001 to 20,000,000	4	72,750,000.00	6.57%	65	4.3865	2.530114	Totals	80	1,107,579,627.61	100.00%	63	4.3481	2.117609
20,000,001 to 30,000,000	6	157,085,819.24	14.18%	54	4.2900	1.999207
30,000,001 to 50,000,000	11	443,882,000.00	40.08%	65	3.9692	2.592052
50,000,001 to 100,000,000	1	55,000,000.00	4.97%	66	3.6694	2.348900
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	80	1,107,579,627.61	100.00%	63	4.3481	2.117609
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	15,602,550.27	1.41%	64	4.9427	NAP	Oregon	4	21,144,068.72	1.91%	65	3.7312	4.381978
Arizona	2	6,116,172.78	0.55%	66	4.8056	1.636025	Pennsylvania	9	44,026,333.92	3.98%	66	4.3193	2.681809
Arkansas	1	180,681.14	0.02%	66	4.4860	1.262900	South Carolina	3	12,917,400.13	1.17%	64	4.9823	1.191506
California	21	174,985,203.98	15.80%	66	4.1885	2.463895	Texas	35	129,216,359.51	11.67%	57	4.5098	1.395462
Colorado	2	5,017,105.21	0.45%	65	4.2745	2.106724	Utah	1	9,892,807.05	0.89%	64	3.7950	2.116600
Connecticut	1	481,415.02	0.04%	66	4.4860	1.262900	Virginia	4	15,899,814.41	1.44%	66	5.2552	1.453332
Florida	6	59,325,862.70	5.36%	60	4.7110	1.738284	Washington	4	14,596,287.37	1.32%	65	4.1616	1.794320
Georgia	4	13,904,864.81	1.26%	65	5.0911	1.014705	Wisconsin	4	11,285,473.79	1.02%	65	4.2130	1.883534
Idaho	2	25,992,760.03	2.35%	66	4.4972	1.531220	Wyoming	1	532,388.40	0.05%	66	4.4860	1.262900
Illinois	8	28,716,065.53	2.59%	65	5.0441	1.439434	Totals	177	1,107,579,627.61	100.00%	63	4.3481	2.117609
Indiana	10	26,370,338.02	2.38%	64	4.6689	1.407414
									Property Type³
Iowa	1	13,586,786.85	1.23%	66	5.4900	0.546700
Kentucky	2	5,508,268.72	0.50%	66	4.8879	1.336635		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	1,600,000.00	0.14%	66	3.9779	2.465300		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	1,460,643.91	0.13%	65	4.0469	1.805436	Defeased	4	15,602,550.27	1.41%	64	4.9427	NAP
Michigan	9	50,946,796.75	4.60%	66	4.6249	2.148560	Industrial	1	33,360,000.00	3.01%	55	4.5700	1.448200
Minnesota	4	11,733,952.58	1.06%	62	4.9336	1.285342	Lodging	79	185,505,615.26	16.75%	54	4.8962	1.042531
Missouri	3	9,723,739.29	0.88%	65	4.5318	2.092539	Mixed Use	5	170,185,595.29	15.37%	66	4.0199	2.321834
Nevada	2	19,755,994.64	1.78%	66	4.4393	2.053250	Mobile Home Park	6	19,941,843.63	1.80%	65	4.9777	1.762687
New Jersey	3	17,532,868.14	1.58%	66	4.9606	1.662295	Multi-Family	3	15,235,472.14	1.38%	65	4.3511	1.796017
New York	7	290,700,000.00	26.25%	66	3.7873	2.633936	Office	20	333,198,740.65	30.08%	63	4.2004	2.392848
North Carolina	4	42,109,697.85	3.80%	25	5.0229	0.266088	Other	12	40,600,000.00	3.67%	64	3.7950	2.116600
North Dakota	1	2,232,923.22	0.20%	6	4.9500	1.387400	Retail	41	271,216,280.62	24.49%	66	4.2980	2.277711
Ohio	9	23,784,442.70	2.15%	65	4.8859	1.650225	Self Storage	6	22,733,529.75	2.05%	66	4.7943	1.864530
Oklahoma	2	699,560.17	0.06%	66	4.4860	1.262900	Totals	177	1,107,579,627.61	100.00%	63	4.3481	2.117609

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	15,602,550.27	1.41%	64	4.9427	NAP	Defeased	3	15,602,550.27	1.41%	64	4.9427	NAP
	3.500% or less	3	115,000,000.00	10.38%	66	3.4300	3.746681	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	7	180,000,000.00	16.25%	66	3.6630	3.109731	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	73,322,000.00	6.62%	65	3.8766	2.272217	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	110,841,245.74	10.01%	66	4.1324	1.905493	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	163,183,751.58	14.73%	66	4.3991	2.233391	49 months or greater	77	1,091,977,077.34	98.59%	63	4.3396	2.127435
	4.501% to 4.750%	12	129,082,138.22	11.65%	62	4.5974	1.619689	Totals	80	1,107,579,627.61	100.00%	63	4.3481	2.117609
	4.751% to 5.000%	19	135,268,641.34	12.21%	44	4.8905	0.930816
	5.001% to 5.250%	13	93,834,780.75	8.47%	65	5.0862	1.405910
	5.251% to 5.500%	7	76,533,918.58	6.91%	66	5.3388	1.298762
	5.501% or greater	2	14,910,601.13	1.35%	65	5.6312	1.604307
	Totals	80	1,107,579,627.61	100.00%	63	4.3481	2.117609
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	15,602,550.27	1.41%	64	4.9427	NAP	Defeased	3	15,602,550.27	1.41%	64	4.9427	NAP
	59 months or less	5	86,179,097.92	7.78%	28	4.7791	0.860483	Interest Only	22	636,907,000.00	57.50%	65	3.9747	2.593994
60 months to 84 months		72	1,005,797,979.42	90.81%	66	4.3019	2.235991	240 months or less	4	28,785,535.58	2.60%	39	4.9855	0.942050
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	6	43,461,855.60	3.92%	65	5.1459	1.254760
	Totals	80	1,107,579,627.61	100.00%	63	4.3481	2.117609	301 months or greater	45	382,822,686.16	34.56%	60	4.8065	1.539424
								Totals	80	1,107,579,627.61	100.00%	63	4.3481	2.117609
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	15,602,550.27	1.41%	64	4.9427	NAP				None
Underwriter's Information		5	105,353,000.00	9.51%	66	3.5066	3.996849
	12 months or less	66	882,775,528.44	79.70%	62	4.4136	1.941382
	13 months to 24 months	6	103,848,548.90	9.38%	66	4.5557	1.812502
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	80	1,107,579,627.61	100.00%	63	4.3481	2.117609
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310941513	MU	New York	NY	Actual/360	3.430%	128,910.83	0.00	0.00	N/A	06/09/27	--	45,100,000.00	45,100,000.00	12/09/21
1A	310941510				Actual/360	3.430%	107,187.50	0.00	0.00	N/A	06/09/27	--	37,500,000.00	37,500,000.00	12/09/21
1B	310941512				Actual/360	3.430%	92,610.00	0.00	0.00	N/A	06/09/27	--	32,400,000.00	32,400,000.00	12/09/21
2	308080002	RT	Torrance	CA	Actual/360	3.658%	74,817.21	0.00	0.00	N/A	06/01/27	--	24,547,000.00	24,547,000.00	12/01/21
2A	310941126				Actual/360	3.658%	74,817.21	0.00	0.00	N/A	06/01/27	--	24,547,000.00	24,547,000.00	12/01/21
2B	308080102				Actual/360	3.658%	16,620.29	0.00	0.00	N/A	06/01/27	--	5,453,000.00	5,453,000.00	12/01/21
2C	310941340				Actual/360	3.658%	16,620.29	0.00	0.00	N/A	06/01/27	--	5,453,000.00	5,453,000.00	12/01/21
3	307771013	OF	New York	NY	Actual/360	3.669%	168,180.83	0.00	0.00	N/A	06/01/27	--	55,000,000.00	55,000,000.00	11/01/21
4	308080004	LO	Various	Various	Actual/360	4.486%	186,916.67	0.00	0.00	N/A	06/01/27	--	50,000,000.00	50,000,000.00	12/01/21
5	883100728	OF	Melville	NY	Actual/360	4.400%	176,733.33	0.00	0.00	N/A	06/06/27	--	48,200,000.00	48,200,000.00	12/06/21
6	883100736	OF	New York	NY	Actual/360	3.651%	136,927.50	0.00	0.00	N/A	06/06/27	--	45,000,000.00	45,000,000.00	12/06/21
7	310940589	RT	The Woodlands	TX	Actual/360	4.085%	153,187.50	0.00	0.00	N/A	06/01/27	--	45,000,000.00	45,000,000.00	12/01/21
8	308080008	98	Various	Various	Actual/360	3.795%	128,397.50	0.00	0.00	04/06/27	04/06/28	--	40,600,000.00	40,600,000.00	12/06/21
9	883100727	OF	Exton	PA	Actual/360	4.300%	121,833.33	0.00	0.00	N/A	06/06/27	--	34,000,000.00	34,000,000.00	12/06/21
10	610940535	IN	Lakeland	FL	Actual/360	4.570%	127,046.00	0.00	0.00	N/A	07/05/26	--	33,360,000.00	33,360,000.00	12/05/21
11	883100724	RT	Various	Various	Actual/360	3.978%	108,470.70	0.00	0.00	N/A	06/06/27	--	32,722,000.00	32,722,000.00	12/06/21
12	310939607	LO	Raleigh	NC	Actual/360	4.940%	119,135.80	40,812.40	0.00	N/A	06/01/22	--	28,939,871.61	28,899,059.21	12/01/21
13	310940325	OF	San Jose	CA	Actual/360	4.140%	96,600.00	0.00	0.00	N/A	05/11/27	--	28,000,000.00	28,000,000.00	12/11/21
14	883100701	OF	New York	NY	Actual/360	4.666%	106,929.17	0.00	0.00	N/A	03/06/27	--	27,500,000.00	27,500,000.00	12/06/21
15	610939314	OF	Boise	ID	Actual/360	4.550%	89,608.89	40,354.54	0.00	N/A	06/11/27	--	23,633,114.57	23,592,760.03	12/11/21
16	883100710	OF	Hillsboro	OR	Actual/360	3.688%	61,466.67	0.00	0.00	N/A	05/06/27	--	20,000,000.00	20,000,000.00	12/06/21
17	300571702	MU	Highland Park	IL	Actual/360	5.270%	84,320.00	0.00	0.00	N/A	05/06/27	--	19,200,000.00	19,200,000.00	04/06/20
18	310937904	RT	Rohnert Park	CA	Actual/360	4.430%	65,157.92	0.00	0.00	N/A	06/11/27	--	17,650,000.00	17,650,000.00	12/11/21
20	308080020	LO	Boynton Beach	FL	Actual/360	5.100%	63,404.95	23,467.01	0.00	N/A	05/11/27	--	14,918,812.26	14,895,345.25	12/11/21
21	300571711	RT	Dearborn	MI	Actual/360	4.150%	54,987.50	0.00	0.00	N/A	06/06/27	--	15,900,000.00	15,900,000.00	12/06/21
22	610939812	LO	Various	VA	Actual/360	5.350%	63,248.64	31,217.14	0.00	N/A	06/11/27	--	14,186,609.97	14,155,392.83	08/11/21
23	300571708	LO	Ames	IA	Actual/360	5.490%	62,250.99	19,987.46	0.00	N/A	06/06/27	--	13,606,774.31	13,586,786.85	06/06/20
24	308080024	OF	Dallas	TX	Actual/360	4.920%	51,030.43	44,023.51	0.00	N/A	06/11/22	--	12,446,446.08	12,402,422.57	12/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	300571710	MU	Frisco	TX	Actual/360	5.060%	58,900.98	18,119.49	0.00	N/A	06/06/27	--	13,968,612.71	13,950,493.22	12/06/21
26	300571701	LO	Carlsbad	CA	Actual/360	4.240%	45,566.87	23,222.78	0.00	N/A	05/06/27	--	12,896,285.36	12,873,062.58	12/06/21
27	300571683	RT	Merrillville	IN	Actual/360	4.840%	51,533.60	25,283.56	0.00	N/A	03/06/27	--	12,776,924.86	12,751,641.30	12/06/21
28	308080028	OF	Reno	NV	Actual/360	4.546%	44,519.91	20,077.09	0.00	N/A	06/06/27	--	11,751,071.73	11,730,994.64	12/06/21
29	308080029	MU	La Quinta	CA	Actual/360	5.657%	54,899.70	16,732.42	0.00	N/A	05/06/27	--	11,645,685.18	11,628,952.76	12/06/21
30	307890023	RT	Roseville	MI	Actual/360	5.274%	49,356.10	17,086.84	0.00	N/A	06/06/27	--	11,230,057.50	11,212,970.66	12/06/21
31	308080031	OF	Paterson	NJ	Actual/360	5.100%	44,048.69	16,218.73	0.00	N/A	06/06/27	--	10,364,398.42	10,348,179.69	11/06/21
32	308080032	RT	Arlington	TX	Actual/360	4.850%	41,313.34	16,732.76	0.00	N/A	05/11/27	--	10,221,856.71	10,205,123.95	12/11/21
33	883100669	MU	Minneapolis	MN	Actual/360	5.008%	43,486.78	14,005.46	0.00	N/A	01/06/27	--	10,420,154.77	10,406,149.31	12/06/21
34	310939546	LO	San Antonio	TX	Actual/360	4.800%	37,199.84	15,266.70	0.00	N/A	06/11/24	--	9,299,959.62	9,284,692.92	12/11/21
35	308080035	LO	Atlanta	GA	Actual/360	5.378%	37,814.19	18,617.60	0.00	N/A	05/06/27	--	8,438,312.24	8,419,694.64	12/06/21
36	308080036	LO	Charlotte	NC	Actual/360	5.280%	33,722.22	11,710.97	0.00	N/A	05/11/27	--	7,664,140.90	7,652,429.93	12/11/21
37	308080037	OF	Las Vegas	NV	Actual/360	4.283%	28,642.56	0.00	0.00	N/A	06/06/27	--	8,025,000.00	8,025,000.00	12/06/21
38	410939522	RT	San Antonio	TX	Actual/360	4.860%	29,119.76	11,691.27	0.00	N/A	06/11/27	--	7,190,064.66	7,178,373.39	12/11/21
39	308080039	RT	Canton	MI	Actual/360	4.974%	29,751.82	11,461.18	0.00	N/A	06/06/27	--	7,177,760.11	7,166,298.93	12/06/21
40	410940036	SS	San Leandro	CA	Actual/360	4.550%	27,058.37	12,185.49	0.00	N/A	06/11/27	--	7,136,273.81	7,124,088.32	12/11/21
41	883100706	OF	Round Rock	TX	Actual/360	5.200%	31,102.81	11,110.09	0.00	N/A	05/06/27	--	7,177,570.59	7,166,460.50	12/06/21
42	300571714	SS	Clifton Park	NY	Actual/360	4.850%	28,896.63	9,624.87	0.00	N/A	03/06/27	--	7,149,681.54	7,140,056.67	12/06/21
43	300571706	LO	Elyria	OH	Actual/360	5.060%	26,120.66	21,635.12	0.00	N/A	06/06/27	--	6,194,623.61	6,172,988.49	12/06/21
44	308080044	RT	Toledo	OH	Actual/360	5.190%	28,420.12	10,248.66	0.00	N/A	04/11/27	--	6,571,125.42	6,560,876.76	12/11/21
45	308080045	MH	Diamond	IL	Actual/360	5.060%	27,507.32	10,327.30	0.00	N/A	05/11/27	--	6,523,475.33	6,513,148.03	12/11/21
46	308080046	RT	Egg Harbor	NJ	Actual/360	4.800%	25,109.89	10,305.02	0.00	N/A	06/11/27	--	6,277,472.99	6,267,167.97	12/11/21
47	308080047	LO	New Bern	NC	Actual/360	5.200%	20,775.96	12,170.69	0.00	N/A	05/06/27	--	4,794,451.59	4,782,280.90	12/06/21
48	308080048	LO	Anderson	SC	Actual/360	5.020%	21,432.44	18,231.22	0.00	N/A	04/11/27	--	5,123,293.48	5,105,062.26	12/11/21
49	308080049	LO	Greenwood	SC	Actual/360	5.020%	21,432.44	18,231.22	0.00	N/A	04/11/27	--	5,123,293.48	5,105,062.26	12/11/21
50	883100708	MF	West Baraboo	WI	Actual/360	4.280%	18,968.49	9,517.87	0.00	N/A	05/06/27	--	5,318,269.45	5,308,751.58	12/06/21
51	308080051	MH	Benson	AZ	Actual/360	4.860%	21,203.71	8,513.06	0.00	N/A	06/11/27	--	5,235,483.91	5,226,970.85	12/11/21
52	308080052	MH	Shiloh	IL	Actual/360	4.880%	21,735.27	7,652.63	0.00	N/A	05/11/27	--	5,344,739.44	5,337,086.81	12/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
53	308080053	MH	Fenton	MO	Actual/360	5.050%	21,175.15	7,978.45	0.00	N/A	05/11/27	--	5,031,717.74	5,023,739.29	12/11/21
54	883100711	RT	Terre Haute	IN	Actual/360	4.852%	20,878.05	7,428.56	0.00	N/A	05/06/27	--	5,163,573.81	5,156,145.25	12/06/21
55	308080055	MF	Southfield	MI	Actual/360	4.600%	19,421.94	8,055.80	0.00	N/A	06/11/27	--	5,066,593.20	5,058,537.40	12/11/21
56	883100709	MF	West Baraboo	WI	Actual/360	4.170%	16,947.79	8,877.40	0.00	N/A	05/06/27	--	4,877,060.56	4,868,183.16	12/06/21
57	410939279	RT	Downey	CA	Actual/360	4.630%	19,677.50	0.00	0.00	N/A	05/11/27	--	5,100,000.00	5,100,000.00	12/11/21
58	883100723	LO	Florence	KY	Actual/360	4.970%	18,980.59	9,082.29	0.00	N/A	06/06/27	--	4,582,839.43	4,573,757.14	12/06/21
59	410939576	RT	Vancouver	WA	Actual/360	4.530%	17,921.08	6,790.53	0.00	N/A	05/11/27	--	4,747,304.89	4,740,514.36	12/11/21
60	600939465	RT	Pasadena	CA	Actual/360	5.000%	17,433.84	6,653.35	0.00	N/A	06/11/27	--	4,184,122.33	4,177,468.98	12/11/21
61	300571713	RT	Katy	TX	Actual/360	4.150%	14,525.00	0.00	0.00	N/A	06/06/27	--	4,200,000.00	4,200,000.00	12/06/21
62	308080062	RT	Allentown	PA	Actual/360	4.850%	15,045.14	6,062.53	0.00	N/A	06/11/27	--	3,722,507.89	3,716,445.36	12/11/21
63	308080063	SS	Ocala	FL	Actual/360	4.708%	12,845.43	5,453.51	0.00	N/A	06/06/27	--	3,274,111.19	3,268,657.68	12/06/21
64	300571703	SS	Saint Clair	MI	Actual/360	5.540%	15,172.38	4,788.16	0.00	N/A	06/06/27	--	3,286,436.53	3,281,648.37	12/06/21
65	308080065	SS	Jacksonville	FL	Actual/360	4.708%	12,754.33	5,414.83	0.00	N/A	06/06/27	--	3,250,890.57	3,245,475.74	12/06/21
66	308080066	SS	Tampa	FL	Actual/360	4.708%	12,207.71	5,182.77	0.00	N/A	06/06/27	--	3,111,566.80	3,106,384.03	12/06/21
67	600939227	RT	Rancho Cucamonga	CA	Actual/360	5.020%	12,858.28	4,897.19	0.00	N/A	05/11/27	--	3,073,693.20	3,068,796.01	12/11/21
68	600939128	RT	Pickerington	OH	Actual/360	4.880%	12,455.23	5,018.66	0.00	N/A	04/11/27	--	3,062,761.66	3,057,743.00	12/11/21
69	300571712	RT	Macon	GA	Actual/360	4.860%	11,685.60	4,691.64	0.00	N/A	06/06/27	--	2,885,333.51	2,880,641.87	12/06/21
70	308080070	SS	North Charleston	SC	Actual/360	4.840%	10,935.03	3,889.26	0.00	N/A	06/11/27	--	2,711,164.87	2,707,275.61	12/11/21
71	308080071	MH	Various	OH	Actual/360	5.320%	10,248.90	5,137.41	0.00	N/A	05/11/27	--	2,311,781.08	2,306,643.67	12/11/21
72	600938053	OF	Fargo	ND	Actual/360	4.950%	9,225.60	3,584.88	0.00	N/A	06/11/22	--	2,236,508.10	2,232,923.22	12/11/21
73	308080073	MH	Grand Junction	CO	Actual/360	4.970%	8,493.23	3,276.54	0.00	N/A	06/11/27	--	2,050,679.55	2,047,403.01	12/11/21
74	600939290	OF	Knoxville	TN	Actual/360	4.890%	7,956.53	3,175.97	0.00	N/A	05/11/27	--	1,952,521.54	1,949,345.57	12/11/21
75	410939697	RT	Fort Wayne	IN	Actual/360	4.720%	4,947.10	3,010.40	0.00	N/A	05/11/27	--	1,257,736.42	1,254,726.02	12/11/21
76	308080076	RT	Newnan	GA	Actual/360	5.100%	5,318.09	1,968.30	0.00	N/A	05/11/27	--	1,251,315.11	1,249,346.81	12/11/21
Totals							4,016,167.64	716,260.58	0.00				1,108,295,888.19	1,107,579,627.61
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	176,389,397.20	132,452,012.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	56,374,602.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	108,976,856.50	75,259,160.16	01/01/21	09/30/21	--	0.00	0.00	168,008.95	168,008.95	0.00	0.00
4	24,051,546.00	19,374,373.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	17,070,682.00	12,816,740.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	26,220,096.00	12,354,039.98	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
7	12,956,683.95	10,292,121.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	18,511,396.00	9,255,699.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,399,993.04	3,624,573.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,072,056.00	2,590,906.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,325,999.36	2,494,501.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	1,206.28	0.00
12	139,860.41	1,303,510.72	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,730,287.98	3,206,565.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	11,708,056.68	9,173,672.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,578,739.94	1,729,502.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,520,669.44	1,877,843.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,434,646.00	0.00	--	--	11/12/20	4,123,023.88	256,874.71	65,997.59	1,471,287.06	146,412.15	0.00
18	1,293,785.33	982,588.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,513,817.41	2,175,953.34	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,695,423.26	869,806.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,870,833.00	0.00	--	--	--	0.00	0.00	282,215.76	282,215.76	0.00	0.00
23	1,265,414.00	657,459.00	07/01/19	06/30/20	06/11/21	4,374,482.10	254,892.46	62,078.55	1,244,347.12	34,878.14	0.00
24	2,746,586.85	340,714.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	468,924.60	670,117.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	750,484.36	1,953,483.76	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	5,260,443.00	2,391,163.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,367,357.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,107,314.08	661,265.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	3,960,852.27	1,440,054.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,979,364.24	1,275,018.01	01/01/21	09/30/21	--	0.00	0.00	60,224.23	60,224.23	0.00	0.00
32	1,045,559.62	486,020.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	980,081.84	463,656.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	413,344.07	598,381.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	226,492.96	460,992.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	328,715.60	246,415.11	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	793,572.00	809,382.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	653,104.92	445,671.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	708,599.63	640,131.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	503,226.82	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,158,474.71	485,273.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	239,316.57	626,772.86	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	738,906.52	689,569.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	791,666.90	471,817.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	719,651.00	193,659.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
48	350,766.57	587,208.81	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	574,469.68	664,256.40	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	318,617.87	358,371.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	673,569.66	467,070.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	526,518.48	243,120.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	569,666.43	465,682.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	596,249.06	385,410.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	505,715.57	409,245.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	268,942.38	430,527.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	387,254.63	467,456.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	237,330.19	526,928.09	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	443,088.45	225,857.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	(14,656.98)	47,596.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	391,360.55	345,633.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	396,187.62	264,494.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	540,379.02	503,604.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	193.97	0.00
64	491,633.27	371,308.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	338,544.44	316,666.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	314,945.75	334,329.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	310,813.00	244,196.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	333,999.00	232,029.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	347,931.68	285,464.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	216,212.16	172,551.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	531,202.76	371,962.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	204,342.00	121,075.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	283,183.39	225,621.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	179,219.18	146,408.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	157,696.90	78,711.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	522,014,838.48	327,636,607.56				8,497,505.98	511,767.17	638,525.08	3,226,083.12	182,690.54	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	2	32,786,786.85	0	0.00	2	32,786,786.85	0	0.00	0	0.00	0	0.00	4.348092%	4.308271%	63
11/18/21	0	0.00	0	0.00	2	32,806,774.31	0	0.00	2	32,806,774.31	0	0.00	0	0.00	0	0.00	4.348479%	4.321064%	64
10/18/21	0	0.00	1	12,488,590.03	2	32,824,602.45	0	0.00	1	19,200,000.00	0	0.00	0	0.00	0	0.00	4.348832%	4.321412%	65
09/17/21	2	26,778,797.02	0	0.00	2	32,844,417.69	0	0.00	1	19,200,000.00	0	0.00	0	0.00	0	0.00	4.349215%	4.321787%	66
08/17/21	1	12,574,043.61	0	0.00	2	32,862,068.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.349565%	4.322130%	67
07/16/21	1	12,615,649.25	0	0.00	2	32,879,636.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.349912%	4.322471%	68
06/17/21	1	14,334,363.24	0	0.00	2	32,899,201.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.350289%	4.322841%	69
05/17/21	0	0.00	0	0.00	2	32,916,594.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.350632%	4.323178%	70
04/16/21	0	0.00	0	0.00	3	47,328,949.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.351005%	4.323544%	71
03/17/21	1	14,420,987.30	0	0.00	2	32,953,210.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.351345%	4.323877%	72
02/18/21	1	14,455,302.96	0	0.00	2	32,976,623.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.351775%	4.324300%	73
01/15/21	0	0.00	0	0.00	2	32,993,652.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.352111%	4.324629%	74
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	307771013	11/01/21	0	B	168,008.95	168,008.95	0.00	55,000,000.00	11/01/21	3
17	300571702	04/06/20	19	6	65,997.59	1,471,287.06	234,295.55	19,200,000.00	06/30/20	7			08/19/21
23	300571708	06/06/20	17	6	62,078.55	1,244,347.12	34,878.14	13,916,869.80	08/25/20	7			09/07/21
31	308080031	11/06/21	0	B	60,224.23	60,224.23	0.00	10,364,398.42
Totals					356,309.32	2,943,867.36	269,173.69	98,481,268.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		43,534,405	43,534,405	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		9,284,693	9,284,693	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		33,360,000	33,360,000	0		0
> 60 Months		1,021,400,530	988,613,743	0		32,786,787

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,107,579,628	1,074,792,841	0	0	0	32,786,787
Nov-21	1,108,295,888	1,075,489,114	0	0	0	32,806,774
Oct-21	1,108,953,861	1,063,640,669	0	12,488,590	13,624,602	19,200,000
Sep-21	1,109,664,482	1,050,041,267	26,778,797	0	13,644,418	19,200,000
Aug-21	1,110,316,651	1,064,880,539	12,574,044	0	32,862,069	0
Jul-21	1,110,966,056	1,065,470,770	12,615,649	0	32,879,637	0
Jun-21	1,111,668,418	1,064,434,854	14,334,363	0	32,899,201	0
May-21	1,112,312,091	1,079,395,497	0	0	32,916,595	0
Apr-21	1,113,008,930	1,065,679,981	0	0	47,328,949	0
Mar-21	1,113,646,919	1,066,272,721	14,420,987	0	32,953,211	0
Feb-21	1,114,450,479	1,067,018,552	14,455,303	0	32,976,623	0
Jan-21	1,115,082,354	1,082,088,701	0	0	32,993,652	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	307771013	55,000,000.00	55,000,000.00	2,210,000,000.00	04/01/17	70,784,970.16	2.34890	09/30/21	06/01/27	I/O
17	300571702	19,200,000.00	19,200,000.00	17,425,000.00	09/08/20	1,400,009.00	1.36460	12/31/19	05/06/27	I/O
22	610939812	14,155,392.83	14,275,235.88	22,300,000.00	03/15/17	1,674,192.00	1.47680	12/31/19	06/11/27	245
23	300571708	13,586,786.85	13,916,869.80	11,400,000.00	05/06/21	539,604.00	0.54670	06/30/20	06/06/27	305
Totals		101,942,179.68	102,392,105.68	2,261,125,000.00		74,398,775.16

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	307771013	OF	NY	11/01/21	3
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

17	300571702	MU	IL	06/30/20	7

The loan transferred to Special Servicing effective 06/30/20 for imminent monetary default. The REO property is a 57,728 SF mixed-use building located in Highland Park, IL. The property's largest tenant accounting for 23,200 SF vacated in

October 2020. Th e property is currently 41.3% physically occupied. A foreclosure sale was completed in May 2021 and the Sheriff's Sales Deed was recorded on 8/19/2021. Management and Leasing firm engaged.

22	610939812	LO	VA	05/01/20	9

The loan was transferred to special serving in May 2020. The borrower indicated that operations at the collateral property had been affected by the COVID 19 pandemic and has requested relief in performing on its loan obligations. A forbearance was execut ed for the loan to cover the May, June and July payments of 2020. The borrower has notified the special servicer of additional struggles with property performance due to a combination of the COVID 19 pandemic and the seasonality of the hotels. The forbear ance repayments have now been repayed and the borrower has made the payments to bring the loan current. The loan will be returned to the Master Servicer once the payments are applied.

23	300571708	LO	IA	08/25/20	7

The asset transferred to Special Servicing effective 08/25/20 due to monetary default. The Lender completed a foreclosure action in September 2021 with the Lender being the prevailing bidder. The Loan is secured by a 112 room Hilton Garden

Inn located in

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	310939607	29,539,522.80	4.94000%	29,539,522.80	4.94000%	10	07/23/20	06/01/20	08/11/20
22	610939812	14,706,834.35	5.35000%	14,706,834.35	5.35000%	10	05/06/20	05/11/20	06/11/20
23	300571708	13,898,301.03	5.49000%	13,898,301.03	5.49000%	10	06/26/20	05/01/20	08/11/20
25	300571710	14,218,063.20	5.06000%	14,218,063.20	5.06000%	10	08/03/20	06/01/20	06/01/20
34	310939546	9,472,432.69	4.80000%	9,472,432.69	4.80000%	10	11/03/20	09/01/20	12/11/20
48	308080048	5,399,191.96	5.02000%	5,399,191.96	5.02000%	10	07/20/20	07/11/20	08/11/20
58	883100723	4,734,482.29	4.97000%	4,734,482.29	4.97000%	10	06/01/20	06/06/20	06/11/20
Totals		91,968,828.32		91,968,828.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	4,000.00	0.00	0.00	18,089.77	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	19,995.03	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,500.00	0.00	0.00	38,084.80	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		45,584.80

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com/>, specifically under the "Risk Retention Compliance" tab for the Wells Fargo Commercial Mortgage

Trust 2017-C38 transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

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